Stock Options	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Fair Value Disclosures [Abstract]
Stock Options

On March 14, 2014, the Company entered into two consulting agreements (refer to Note 8) whereby the Company granted 4,000,000 options to purchase shares of common stock exercisable for a period of two years at a price of $0.70 per share.

The following table summarizes information about the stock options.

	Number of Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value $
Outstanding and exercisable, July 31, 2014	4,000,000	0.70	1.62	—

On March 14, 2014, the Company entered into two consulting agreements (refer to Note 8) whereby the Company granted 4,000,000 options to purchase shares of common stock exercisable for a period of two years at a price of $0.70 per share.

The following table summarizes information about the stock options.

	Number of Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value $
Outstanding and exercisable, April 30, 2014	4,000,000	0.70	1.87	—

Stock-based compensation expense is determined using the Black-Scholes option pricing model. During the year ended April 30, 2014, the Company recognized the fair value of the options vested of $1,866,302 as consulting fees. The weighted average fair value of the options vested during the year ended April 30, 2014 was $0.74 per option. Weighted average assumptions used in calculating the fair value of stock-based compensation expense are as follows:

Year Ended April 30, 2014
Risk-free rate	0.36%
Dividend yield	0%
Volatility	124%
Weighted average expected life of the options (years)	2.00